STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Automobiles & Components - .8%
Aptiv	14,470	[a]	1,717,589
BorgWarner	9,390		364,802
Ford Motor	312,000	[a]	2,832,960
Gentex	155,456		5,067,866
Harley-Davidson	169,800	[b]	6,841,242
Lear	22,122		3,162,340
Thor Industries	7,630		736,371
			20,723,170
Banks - 3.3%
Associated Banc-Corp	29,915		458,298
CIT Group	26,810		897,867
Citizens Financial Group	26,980		881,167
Comerica	31,610		1,555,212
Cullen/Frost Bankers	13,500		1,132,785
East West Bancorp	123,071		5,257,593
Essent Group	59,763		2,621,205
F.N.B.	69,020		609,447
Fifth Third Bancorp	371,322		9,409,299
First Hawaiian	52,080		1,141,594
First Horizon	48,295		590,165
First Republic Bank	34,792		4,507,652
Huntington Bancshares	791,777		9,564,666
KeyCorp	539,450		8,339,897
M&T Bank	13,514		1,574,246
MGIC Investment	71,255		852,210
New York Community Bancorp	11,095		107,511
PacWest Bancorp	10,780		250,743
Popular	162,645		7,893,162
Regions Financial	126,240		1,927,685
Signature Bank	56,523		6,341,315
Sterling Bancorp	72,860		1,164,303
SVB Financial Group	10,708	[a]	3,692,761
Synovus Financial	32,455		1,024,604
TCF Financial	264,151		8,875,474
Truist Financial	148,372		6,887,428
Umpqua Holdings	57,170		794,091
Webster Financial	19,255		728,609
Wintrust Financial	8,355		455,264

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Banks - 3.3% (continued)
Zions Bancorp	31,960		1,233,336
			90,769,589
Capital Goods - 9.5%
A.O. Smith	11,385		641,089
Advanced Drainage Systems	47,821		3,335,515
AECOM	17,410	[a]	903,405
Air Lease	8,345		305,177
Allegion	15,751		1,796,244
Allison Transmission Holdings	41,902		1,720,077
Altra Industrial Motion	49,296		2,798,041
AMETEK	144,118		17,082,307
Axon Enterprise	66,459	[a]	8,353,232
BWX Technologies	50,809		2,890,016
Carrier Global	38,505		1,465,885
CNH Industrial	744,546	[a,b]	8,100,660
Cummins	22,904		5,294,718
Curtiss-Wright	30,607		3,527,763
Donaldson	32,690		1,740,416
Dover	77,507		9,458,179
Eaton	63,850		7,732,873
EnerSys	22,911		1,874,349
Fastenal	34,955		1,728,525
Flowserve	20,415	[b]	695,743
Fortune Brands Home & Security	53,363		4,455,810
Graco	45,074		3,053,313
HD Supply Holdings	50,882	[a]	2,838,198
HEICO, Cl. A	15,489	[a]	1,715,407
Hexcel	89,851	[a]	4,449,422
Howmet Aerospace	205,150	[a]	4,812,819
Hubbell	15,734		2,542,457
Huntington Ingalls Industries	15,508		2,484,227
IDEX	71,441		13,798,829
Ingersoll Rand	81,913	[a]	3,626,289
ITT	65,546		4,760,606
Jacobs Engineering Group	12,785		1,378,734
L3Harris Technologies	32,041		6,151,552
Lincoln Electric Holdings	12,945		1,488,675
Masco	176,929		9,495,779
MasTec	49,303	[a,b]	2,795,973
Mercury Systems	77,963	[a]	5,552,525
MSC Industrial Direct, Cl. A	8,520		709,886
Nordson	18,684	[a]	3,807,986
nVent Electric	23,680		544,640
Oshkosh	41,237		3,319,578

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Capital Goods - 9.5% (continued)
Owens Corning	166,564		12,137,519
PACCAR	69,192		6,023,856
Parker-Hannifin	35,555		9,502,429
Quanta Services	104,356		7,131,689
Rockwell Automation	12,719		3,250,468
Roper Technologies	37,285		15,920,695
Snap-on	3,705		651,524
Spirit AeroSystems Holdings, Cl. A	9,680		329,120
Stanley Black & Decker	16,676		3,073,554
Textron	139,959		6,312,151
The Timken Company	22,040		1,618,618
Trane Technologies	31,320		4,580,237
TransDigm Group	8,180	[a]	4,737,774
United Rentals	15,670	[a]	3,556,777
Virgin Galactic Holdings	109,206	[a,b]	2,905,972
W.W. Grainger	6,335		2,649,930
Watsco	28,296		6,433,379
Westinghouse Air Brake Technologies	19,895		1,458,303
Xylem	38,185		3,664,614
			261,165,528
Commercial & Professional Services - 4.2%
ADT	31,560		245,222
ASGN	47,811	[a]	3,737,864
Cintas	16,745		5,949,498
Clarivate	674,122	[a]	18,497,908
Copart	127,027	[a]	14,665,267
CoreLogic	8,225		637,438
CoStar Group	27,785	[a]	25,300,187
Equifax	66,181		11,045,609
IAA	12,220	[a]	732,222
IHS Markit	38,186		3,797,980
Republic Services	35,910		3,473,215
Robert Half International	58,612		3,761,718
Stericycle	8,075	[a]	568,803
Verisk Analytics	78,233		15,514,386
Waste Connections	65,148		6,774,089
			114,701,406
Consumer Durables & Apparel - 3.5%
Capri Holdings	21,955	[a]	776,768
Carter's	4,323	[a]	384,704
D.R. Horton	113,976		8,491,212
Garmin	22,545		2,632,354
Hanesbrands	51,240		727,608
Hasbro	108,960		10,136,549

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Consumer Durables & Apparel - 3.5% (continued)
Leggett & Platt	22,780		981,818
Lululemon Athletica	63,222	[a]	23,406,049
Mohawk Industries	28,897	[a]	3,636,110
Newell Brands	15,154		322,174
NVR	650	[a]	2,598,167
Peloton Interactive, Cl. A	178,625	[a]	20,783,019
Polaris	10,842		1,040,832
PulteGroup	38,310		1,671,465
Skechers U.S.A, CI. A	217,340	[a]	7,274,370
Tapestry	56,725	[a]	1,606,452
Tempur Sealy International	59,400	[a]	1,496,286
Toll Brothers	33,675		1,594,511
Whirlpool	34,792		6,770,871
			96,331,319
Consumer Services - 3.0%
Aramark	15,135		529,725
Carnival	55,365	[a]	1,106,193
Chegg	38,331	[a,b]	2,987,135
Chipotle Mexican Grill	2,787	[a]	3,593,641
Darden Restaurants	34,384		3,712,784
Domino's Pizza	2,871		1,127,068
DraftKings, Cl. A	114,645	[a,b]	6,002,812
Dunkin' Brands Group	10,655		1,133,053
Extended Stay America	30,965		424,530
Frontdoor	133,024	[a]	6,297,356
Grand Canyon Education	54,926	[a]	4,584,673
H&R Block	71,240		1,339,312
Hilton Worldwide Holdings	19,703	[a]	2,041,822
Hyatt Hotels, Cl. A	9,770	[a,b]	703,147
International Game Technology	101,326	[a,b]	1,275,694
Las Vegas Sands	54,372	[a]	3,029,064
Marriott International, Cl. A	25,792	[a]	3,272,231
MGM Resorts International	58,475		1,651,919
Norwegian Cruise Line Holdings	409,116	[a,b]	9,356,483
Planet Fitness, Cl. A	110,125	[a]	8,033,619
Royal Caribbean Cruises	10,311	[a]	812,610
Service Corp. International	44,780		2,178,099
Six Flags Entertainment	51,645	[a,b]	1,587,051
The Wendy's Company	27,605		607,034
Wyndham Destinations	65,272		2,745,340
Wyndham Hotels & Resorts	76,710		4,410,825
Wynn Resorts	73,736	[a,b]	7,410,468
Yum China Holdings	18,955		1,068,683
			83,022,371

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Diversified Financials - 3.7%
AGNC Investment	62,145	[c]	949,576
Ally Financial	58,030		1,720,589
Ameriprise Financial	75,841		14,048,787
Ares Management, Cl. A	207,433		9,344,857
Capital One Financial	95,613		8,188,297
Credit Acceptance	1,531	[a,b]	456,973
Discover Financial Services	74,730		5,692,184
Equitable Holdings	41,880		1,062,914
Evercore, Cl. A	9,198		836,374
Franklin Resources	27,270		599,667
Intercontinental Exchange	85,596		9,031,234
Invesco	43,145		700,243
LendingTree	1,156	[a,b]	295,450
LPL Financial Holdings	22,080		2,004,202
MarketAxess Holdings	2,287		1,233,105
Moody's	13,651		3,854,223
Morgan Stanley	66,149		4,089,993
MSCI	3,382		1,384,658
Nasdaq	23,680		3,030,803
Northern Trust	19,900		1,853,088
Raymond James Financial	80,210		7,295,099
SLM	271,374		2,879,278
Starwood Property Trust	66,080	[c]	1,185,475
State Street	54,698		3,855,115
Synchrony Financial	67,659		2,061,570
T. Rowe Price Group	17,895		2,566,322
Tradeweb Markets, Cl. A	43,868		2,616,726
Voya Financial	159,610		9,198,324
			102,035,126
Energy - 2.2%
Baker Hughes	63,210		1,183,291
Cabot Oil & Gas	374,621		6,563,360
ChampionX	181,386	[a]	2,154,866
Cheniere Energy	35,495	[a]	2,012,212
Concho Resources	13,685		786,614
ConocoPhillips	115,659		4,575,470
Continental Resources	29,515	[a,b]	453,941
Devon Energy	118,955		1,664,180
Diamondback Energy	49,283		1,969,349
Halliburton	30,220		501,350
Helmerich & Payne	54,622		1,243,743
Hess	30,550		1,441,349
HollyFrontier	17,545		410,378
Marathon Oil	167,825		993,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Energy - 2.2% (continued)
Marathon Petroleum	88,224		3,430,149
National Oilwell Varco	55,710	[a]	683,005
ONEOK	22,535		808,330
Parsley Energy, Cl. A	589,289		7,383,791
Pioneer Natural Resources	47,438		4,771,314
Schlumberger	270,590		5,625,566
Targa Resources	26,145		614,408
The Williams Companies	72,340		1,517,693
Valero Energy	142,777		7,677,119
WPX Energy	70,695	[a]	503,348
			58,968,350
Food & Staples Retailing - .1%
Casey's General Stores	4,406		800,482
Sprouts Farmers Market	17,715	[a]	375,027
The Kroger Company	35,175		1,160,775
US Foods Holding	21,040	[a]	662,339
			2,998,623
Food, Beverage & Tobacco - 1.6%
Archer-Daniels-Midland	18,945		942,893
Beyond Meat	3,069	[a,b]	429,353
Brown-Forman, Cl. B	21,662		1,747,257
Bunge	15,695		924,279
Coca-Cola European Partners	98,496		4,400,801
Conagra Brands	332,672		12,162,488
Flowers Foods	20,245		449,237
Ingredion	93,451		7,209,745
Kellogg	11,700		747,747
Lamb Weston Holdings	17,296		1,251,884
McCormick & Co.	19,335		3,615,258
Nomad Foods	117,880	[a]	2,846,802
The Hain Celestial Group	19,100	[a]	735,350
The Hershey Company	12,140		1,795,385
The J.M. Smucker Company	5,644		661,477
Tyson Foods, Cl. A	69,372		4,523,054
			44,443,010
Health Care Equipment & Services - 9.3%
ABIOMED	56,533	[a]	15,495,695
Alcon	121,447	[a]	7,799,326
Align Technology	54,163	[a]	26,068,110
AmerisourceBergen	61,524		6,343,740
Boston Scientific	179,395	[a]	5,946,944
Cardinal Health	10,170		555,180
Centene	261,863	[a]	16,143,854
Cerner	27,900		2,088,036

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Health Care Equipment & Services - 9.3% (continued)
Change Healthcare	243,963	[a]	4,179,086
Covetrus	29,024	[a]	784,083
DaVita	12,890	[a]	1,415,966
Dentsply Sirona	15,876		807,930
DexCom	45,687	[a]	14,605,220
Edwards Lifesciences	36,669	[a]	3,076,162
Encompass Health	73,971		5,960,583
Envista Holdings	14,515	[a]	431,531
HCA Healthcare	20,209		3,033,573
HealthEquity	75,546	[a]	5,415,893
Henry Schein	22,740	[a]	1,462,409
Hill-Rom Holdings	12,660		1,200,928
Humana	14,629		5,859,207
IDEXX Laboratories	36,832	[a]	16,978,815
Insulet	23,373	[a]	6,023,456
Laboratory Corp. of America Holdings	61,973	[a]	12,384,684
Masimo	33,208	[a]	8,451,104
Molina Healthcare	21,203	[a]	4,328,168
Penumbra	1,981	[a,b]	439,584
Quest Diagnostics	20,900		2,591,182
Quidel	2,015	[a]	393,026
ResMed	22,965		4,813,464
Steris	51,096		9,902,916
Teladoc Health	42,353	[a]	8,418,506
Teleflex	32,603		12,478,798
The Cooper Companies	20,211	[a]	6,775,131
Universal Health Services, Cl. B	38,709	[a]	5,054,621
Varian Medical Systems	16,420	[a]	2,856,752
Veeva Systems, Cl. A	17,476	[a]	4,838,580
West Pharmaceutical Services	4,337		1,193,369
Zimmer Biomet Holdings	126,649		18,885,899
			255,481,511
Household & Personal Products - .7%
Church & Dwight	153,002		13,428,986
Coty, Cl. A	105,615	[a]	759,372
Energizer Holdings	10,144		424,932
Herbalife Nutrition	10,165	[a]	487,005
Nu Skin Enterprises, Cl. A	14,395		741,486
Spectrum Brands Holdings	6,195		414,012
The Clorox Company	9,182		1,863,579
			18,119,372
Insurance - 3.1%
Aflac	50,486		2,217,850
Alleghany	9,052	[a]	5,206,710

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Insurance - 3.1% (continued)
American Financial Group	10,223		914,038
American International Group	89,808		3,452,220
Aon, Cl. A	22,530		4,616,172
Arch Capital Group	162,142	[a]	5,220,162
Assurant	20,175		2,604,996
Assured Guaranty	22,780		686,361
Cincinnati Financial	30,550		2,332,492
Erie Indemnity, Cl. A	1,455		328,263
Everest Re Group	30,320		6,892,646
Fidelity National Financial	38,340		1,379,857
First American Financial	6,095		295,242
Globe Life	38,681		3,601,201
Kemper	4,920		368,754
Lincoln National	33,780		1,595,092
Markel	5,184	[a]	5,048,335
Old Republic International	87,115		1,561,101
Principal Financial Group	37,100		1,847,209
Prudential Financial	590		44,616
Reinsurance Group of America	145,145		16,732,316
RenaissanceRe Holdings	14,975		2,465,484
The Allstate	43,374		4,439,329
The Hanover Insurance Group	4,446		499,508
The Hartford Financial Services Group	53,110		2,347,462
The Travelers Companies	17,626		2,285,211
Unum Group	52,320		1,163,074
W.R. Berkley	52,365		3,410,532
Willis Towers Watson	8,220		1,711,322
			85,267,555
Materials - 5.2%
Albemarle	14,520	[b]	1,974,284
Amcor	94,735		1,073,348
Ashland Global Holdings	9,861		741,251
Avery Dennison	33,381		4,985,119
Ball	27,110		2,602,831
Cabot	8,295		343,496
Celanese	21,213		2,743,477
Corteva	178,890		6,855,065
Crown Holdings	82,692	[a]	7,793,721
DuPont de Nemours	59,452		3,771,635
Eagle Materials	86,826	[a]	7,900,298
Eastman Chemical	22,260		2,168,124
FMC	166,374		19,301,048
Freeport-McMoRan	520,446	[a]	12,173,232
Huntsman	38,360		950,177

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Materials - 5.2% (continued)
Ingevity	35,130	[a]	2,338,955
International Flavors & Fragrances	12,210	[b]	1,368,741
International Paper	13,350		660,558
Louisiana-Pacific	155,330		5,316,946
LyondellBasell Industries, Cl. A	10,725		912,697
Martin Marietta Materials	8,375		2,224,651
Newmont	227,953		13,408,195
Olin	18,700		409,343
Packaging Corp. of America	16,505		2,145,650
PPG Industries	21,386		3,138,823
Reliance Steel & Aluminum	12,440		1,465,432
Royal Gold	9,890		1,092,548
RPM International	7,120		626,631
Sealed Air	29,410		1,325,215
Sonoco Products	25,750		1,495,045
Steel Dynamics	174,245		6,309,411
The Chemours Company	16,145		392,808
The Mosaic Company	619,812		13,611,072
Valvoline	27,071		616,948
Vulcan Materials	45,262		6,320,838
WestRock	30,471		1,286,181
			141,843,794
Media & Entertainment - 3.2%
Activision Blizzard	162,069	[a]	12,881,244
Altice USA, Cl. A	158,344	[a]	5,371,028
Cable One	331		655,602
DISH Network, Cl. A	19,510	[a]	699,824
Electronic Arts	16,593		2,119,756
Fox, Cl. A	40,970		1,181,575
InterActiveCorp	16,378	[a]	2,325,512
John Wiley & Sons, Cl. A	5,866		202,612
Liberty Broadband, Cl. A	2,552	[a]	400,077
Liberty Broadband, Cl. C	8,505	[a]	1,338,262
Liberty Media Corp-Liberty Formula One, Cl. C	132,950	[a]	5,554,651
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[a]	417,997
Liberty Media Corp-Liberty SiriusXM, Cl. C	20,420	[a]	837,424
Lions Gate Entertainment, Cl. B	2,549	[a]	22,890
Live Nation Entertainment	94,139	[a,b]	6,180,225
Match Group	35,350	[a]	4,921,073
News Corporation, Cl. A	66,975		1,182,109
Nexstar Media Group, Cl. A	2,490		262,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Media & Entertainment - 3.2% (continued)
Omnicom Group	23,400		1,474,200
Pinterest, Cl. A	25,137		1,760,093
Roku	7,637	[a]	2,241,994
Spotify Technology	34,942	[a]	10,181,051
Take-Two Interactive Software	8,172	[a]	1,475,128
The Interpublic Group of Companies	66,315		1,477,498
The New York Times Company, Cl. A	17,640		756,932
Twitter	229,516	[a]	10,674,789
ViacomCBS, Cl. B	14,981		528,530
World Wrestling Entertainment, Cl. A	6,885		296,330
Yelp	76,647	[a]	2,448,105
Zillow Group, Cl. C	68,593	[a]	7,395,011
Zynga, Cl. A	99,610	[a]	821,782
			88,085,377
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
10X Genomics, CI. A	41,730	[a]	6,389,280
ACADIA Pharmaceuticals	10,355	[a]	586,714
Acceleron Pharma	21,800	[a,b]	2,573,926
Agilent Technologies	38,810		4,536,889
Agios Phamaceuticals	13,746	[a]	636,715
Alkermes	19,765	[a]	360,909
Alnylam Pharmaceuticals	12,857	[a]	1,670,253
Avantor	166,659	[a]	4,546,458
Biohaven Pharmaceutical Holding	32,205	[a,b]	2,864,635
BioMarin Pharmaceutical	54,847	[a]	4,316,459
Bio-Techne	10,633		3,225,095
Bluebird Bio	2,867	[a]	126,406
Catalent	51,922	[a]	4,991,781
Charles River Laboratories International	8,894	[a]	2,085,821
Elanco Animal Health	28,607	[a]	875,088
Exact Sciences	13,705	[a,b]	1,659,127
Exelixis	14,300	[a]	273,988
FibroGen	41,116	[a,b]	1,698,502
Global Blood Therapeutics	10,865	[a,b]	498,812
GW Pharmaceuticals, ADR	22,722	[a,b]	3,182,898
Horizon Therapeutics	93,903	[a]	6,613,588
ICON	19,647	[a]	3,828,807
Illumina	16,102	[a]	5,186,293
Incyte	15,600	[a]	1,318,824
Ionis Pharmaceuticals	17,320	[a]	875,180
Iovance Biotherapeutics	21,630	[a,b]	839,460
IQVIA Holdings	27,138	[a]	4,586,051
Jazz Pharmaceuticals	16,660	[a]	2,344,229
Mettler-Toledo International	3,951	[a]	4,543,808

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.9% (continued)
Moderna	24,513	[a,b]	3,744,116
Nektar Therapeutics	22,610	[a,b]	370,578
Neurocrine Biosciences	108,805	[a]	10,329,947
Perrigo	6,485		312,707
PPD	70,879	[a]	2,480,765
QIAGEN	28,976	[a]	1,398,382
Reata Pharmaceuticals, Cl. A	1,339	[a,b]	204,532
Repligen	43,887	[a]	8,324,047
Sage Therapeutics	12,622	[a]	935,164
Sarepta Therapeutics	84,190	[a]	11,859,003
Seagen	9,579	[a]	1,631,399
Syneos Health	103,875	[a]	6,839,130
uniQure	23,833	[a]	1,145,891
Viatris	276,985	[a]	4,658,888
Waters	14,140	[a]	3,280,621
			134,751,166
Real Estate - 4.8%
Alexandria Real Estate Equities	43,631	[c]	7,143,704
American Campus Communities	25,130	[c]	1,000,174
American Homes 4 Rent, Cl. A	103,170	[c]	2,963,042
Americold Realty Trust	113,362	[b,c]	3,869,045
Apartment Investment & Management, Cl. A	34,779	[c]	1,055,539
Apple Hospitality REIT	69,400	[a,c]	920,244
AvalonBay Communities	7,330	[c]	1,221,105
Brandywine Realty Trust	89,410	[c]	995,133
Brixmor Property Group	79,420	[c]	1,212,743
Brookfield Property REIT, Cl. A	77,864	[b,c]	1,220,129
Camden Property Trust	19,110	[c]	1,888,641
CBRE Group, Cl. A	175,295	[a]	10,717,536
CoreSite Realty	3,632	[c]	455,416
Corporate Office Properties Trust	11,180	[c]	297,723
Cousins Properties	120,451	[c]	4,024,268
CubeSmart	13,560	[c]	441,107
CyrusOne	57,227	[c]	4,000,740
Digital Realty Trust	69,788	[c]	9,403,933
Duke Realty	125,620	[c]	4,781,097
EPR Properties	14,115	[a,b,c]	508,422
Equinix	5,873	[c]	4,098,121
Equity Commonwealth	43,725	[c]	1,159,150
Equity Lifestyle Properties	52,700	[c]	3,087,693
Equity Residential	154,286	[c]	8,936,245
Essex Property Trust	24,422	[c]	6,004,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Real Estate - 4.8% (continued)
Extra Space Storage	22,840	[c]	2,574,753
Federal Realty Investment Trust	6,272	[c]	547,044
Gaming & Leisure Properties	8,832	[c]	366,881
Healthcare Trust of America, Cl. A	26,755	[c]	696,433
Healthpeak Properties	136,568	[c]	3,941,352
Highwoods Properties	27,540	[c]	1,054,782
Host Hotels & Resorts	105,409	[a,c]	1,478,888
Hudson Pacific Properties	24,345	[c]	632,970
Iron Mountain	16,878	[b,c]	464,145
JBG SMITH Properties	3,170	[c]	97,446
Kilroy Realty	50,374	[c]	3,080,874
Kimco Realty	57,385	[c]	828,639
Lamar Advertising, Cl. A	39,317	[c]	3,130,026
Life Storage	7,548	[c]	828,167
Medical Properties Trust	63,770	[c]	1,237,138
Mid-America Apartment Communities	6,670	[c]	841,487
National Retail Properties	17,080	[c]	643,916
Omega Healthcare Investors	19,805	[c]	697,532
Outfront Media	43,885	[a,c]	831,182
Paramount Group	81,285	[c]	751,886
Park Hotels & Resorts	31,625	[a,c]	516,120
Rayonier	32,809	[c]	924,230
Realty Income	26,900	[c]	1,613,193
Regency Centers	93,993	[c]	4,284,201
SBA Communications	10,524	[c]	3,022,282
Simon Property Group	4,625	[c]	381,886
SL Green Realty	15,679	[b,c]	907,814
Spirit Realty Capital	25,839	[b,c]	951,909
STORE Capital	25,790	[c]	839,722
UDR	28,390	[c]	1,092,163
Ventas	34,450	[c]	1,650,499
VEREIT	115,970	[c]	822,227
VICI Properties	44,120	[c]	1,115,795
Weingarten Realty Investors	30,460	[c]	636,919
Welltower	94,933	[c]	5,978,880
Weyerhaeuser	27,897	[c]	810,129
WP Carey	15,540	[c]	1,075,523
			132,754,864
Retailing - 5.2%
Advance Auto Parts	7,533		1,112,624
AutoZone	8,374	[a]	9,526,681
Best Buy	49,110		5,343,168
Burlington Stores	38,156	[a]	8,338,612
CarMax	24,630	[a,b]	2,302,412

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Retailing - 5.2% (continued)
Carvana	2,965	[a,b]	741,873
Dollar General	63,122		13,797,207
Dollar Tree	30,243	[a]	3,303,745
eBay	70,484		3,554,508
Etsy	34,515	[a]	5,546,560
Expedia Group	115,435	[a]	14,370,503
Five Below	3,867	[a]	604,799
Foot Locker	101,665		3,802,271
Genuine Parts	7,796		766,893
Grubhub	9,765	[a]	686,870
Kohl's	39,795	[a]	1,281,399
L Brands	36,810	[a]	1,428,596
LKQ	74,380	[a]	2,619,664
Ollie's Bargain Outlet Holdings	44,702	[a,b]	3,936,458
O'Reilly Automotive	34,887	[a]	15,435,404
Pool	36,079		12,487,303
Qurate Retail, Ser. A	65,235		683,010
Ross Stores	96,873	[a]	10,415,785
The Gap	73,545	[a]	1,541,503
Tiffany & Co.	11,462		1,507,024
Tractor Supply	21,660		3,049,945
Ulta Beauty	39,182	[a]	10,790,723
Wayfair, Cl. A	8,160	[a,b]	2,075,578
Williams-Sonoma	7,545		825,951
			141,877,069
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	27,050	[a]	2,506,453
Cree	10,420	[a,b]	941,864
Enphase Energy	4,750	[a]	648,708
First Solar	112,914	[a]	10,549,555
KLA	23,076		5,814,460
Lam Research	21,816		9,875,231
Marvell Technology Group	79,505		3,680,286
Maxim Integrated Products	31,335	[a]	2,602,058
Microchip Technology	42,750	[b]	5,745,172
Monolithic Power Systems	2,853		912,846
NVIDIA	7,165		3,840,870
NXP Semiconductors	42,437		6,722,870
ON Semiconductor	480,601	[a]	13,817,279
Qorvo	68,126	[a]	10,673,982
Skyworks Solutions	147,496		20,822,010
SolarEdge Technologies	2,572	[a]	714,965
Universal Display	6,433		1,473,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Semiconductors & Semiconductor Equipment - 3.9% (continued)
Xilinx	30,960		4,506,228
			105,848,251
Software & Services - 16.5%
2U	9,525	[a,b]	307,753
Akamai Technologies	16,890	[a]	1,748,284
Alliance Data Systems	8,735		638,878
Alteryx, Cl. A	4,070	[a,b]	487,749
Amdocs	32,120		2,113,817
Anaplan	7,275	[a,b]	509,177
Ansys	53,494	[a]	18,084,182
Aspen Technology	5,404	[a]	726,568
Atlassian, Cl. A	8,190	[a]	1,843,159
Bill.com Holdings	23,737	[a]	2,912,767
Black Knight	14,860	[a]	1,361,473
BlackLine	99,450	[a,b]	12,222,405
Broadridge Financial Solutions	85,058		12,493,319
Citrix Systems	11,990		1,485,801
Coupa Software	5,757	[a]	1,893,535
Crowdstrike Holdings, CI. A	8,610	[a]	1,319,741
Datadog, Cl. A	6,955	[a]	687,989
DocuSign	65,502	[a]	14,926,596
DXC Technology	15,730	[a]	344,644
Dynatrace	12,410	[a]	471,828
EPAM Systems	36,700	[a]	11,829,511
Euronet Worldwide	90,367	[a]	12,148,939
Everbridge	4,155	[a]	527,436
EVERTEC	81,452		3,027,571
Fastly, CI. A	3,515	[a,b]	297,967
Fidelity National Information Services	27,892		4,139,452
FireEye	30,045	[a]	451,576
Fiserv	145,339	[a]	16,740,146
FLEETCOR Technologies	8,095	[a]	2,146,875
Fortinet	10,360	[a]	1,276,663
Gartner	49,226	[a]	7,482,352
Global Payments	157,287		30,700,850
GoDaddy, Cl. A	7,520	[a]	598,141
Guidewire Software	6,721	[a,b]	823,188
HubSpot	61,862	[a]	24,394,042
Intuit	38,519		13,559,458
Jack Henry & Associates	18,419		2,962,880
Leidos Holdings	45,542		4,586,079
MongoDB	3,612	[a,b]	1,037,764
NortonLifeLock	35,785		652,361

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Software & Services - 16.5% (continued)
Nuance Communications	525,678	[a,b]	22,672,492
Nutanix, Cl. A	11,340	[a]	310,603
Okta	13,797	[a]	3,380,817
Pagerduty	9,095	[a,b]	313,050
Palo Alto Networks	12,380	[a]	3,638,730
Paychex	23,210		2,162,011
Paycom Software	5,762	[a]	2,403,215
Proofpoint	129,682	[a]	13,420,790
Rackspace Technology	108,761	[a,b]	1,953,348
RealPage	142,556	[a]	9,834,938
RingCentral, Cl. A	9,418	[a,b]	2,797,617
Sabre	49,775	[a]	559,969
Science Applications International	48,385		4,477,548
ServiceNow	31,740	[a]	16,966,617
Shopify, Cl. A	11,397	[a]	12,427,061
Slack Technologies, Cl. A	535,790	[a,b]	22,974,675
Smartsheet, Cl. A	11,499	[a,b]	667,287
Splunk	80,205	[a,b]	16,376,257
Square, Cl. A	121,022	[a]	25,530,801
SS&C Technologies Holdings	212,208		14,619,009
StoneCo, CI. A	8,665	[a]	634,451
Synopsys	5,490	[a]	1,248,975
The Trade Desk, Cl. A	2,569	[a]	2,314,849
The Western Union Company	29,900		674,544
Twilio, Cl. A	75,540	[a]	24,179,599
Tyler Technologies	30,581	[a]	13,076,436
Verisign	20,958	[a]	4,206,690
Zendesk	48,122	[a]	6,424,287
Zoom Video Communications, CI. A	10,568	[a]	5,055,308
Zscaler	11,060	[a]	1,722,595
			452,987,485
Technology Hardware & Equipment - 4.2%
Amphenol, Cl. A	168,518		22,043,840
Arista Networks	2,975	[a]	805,333
CDW	7,325		955,839
Ciena	11,675	[a]	523,040
Cognex	96,426		7,245,450
Corning	22,055		825,298
EchoStar, Cl. A	15,280	[a]	363,206
F5 Networks	6,940	[a]	1,129,901
Flex	163,833	[a]	2,659,010
FLIR Systems	288,355		11,026,695
IPG Photonics	3,582	[a]	741,510
Jabil	15,780		603,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Technology Hardware & Equipment - 4.2% (continued)
Juniper Networks	38,500		838,145
Keysight Technologies	110,300	[a]	13,240,412
Lumentum Holdings	65,552	[a]	5,662,382
Motorola Solutions	25,235		4,328,560
NetApp	22,755		1,213,069
Pure Storage, Cl. A	27,470	[a,b]	501,877
TE Connectivity	74,549		8,496,350
Trimble	168,212	[a]	10,070,852
Western Digital	265,868	[a]	11,932,156
Xerox Holdings	167,150		3,658,913
Zebra Technologies, Cl. A	18,408	[a]	6,965,955
			115,830,905
Telecommunication Services - .1%
CenturyLink	38,043		397,549
GCI Liberty, Cl. A	9,315	[a]	848,783
			1,246,332
Transportation - 1.4%
Alaska Air Group	112,379	[a]	5,727,958
American Airlines Group	39,040	[a,b]	551,635
C.H. Robinson Worldwide	10,390		976,348
Copa Holdings, Cl. A	16,754	[a,b]	1,335,294
Expeditors International of Washington	52,889		4,726,690
J.B. Hunt Transport Services	41,960		5,676,349
JetBlue Airways	36,505	[a]	550,860
Kansas City Southern	37,147		6,915,657
Knight-Swift Transportation Holdings	65,075		2,686,947
Landstar System	15,410		2,025,182
Lyft, Cl. A	17,050	[a,b]	650,799
Macquarie Infrastructure	5,465	[a]	176,793
Ryder System	17,865		1,057,965
Southwest Airlines	76,490	[a]	3,544,547
United Airlines Holdings	34,750	[a]	1,565,487
			38,168,511
Utilities - 3.6%
Ameren	53,545		4,164,730
American Electric Power	31,409		2,666,310
American Water Works	27,465		4,212,582
Atmos Energy	4,100	[b]	393,149
CenterPoint Energy	335,113		7,771,270
CMS Energy	57,200		3,520,088
DTE Energy	69,130		8,697,245
Edison International	267,624		16,421,409
Entergy	76,400		8,316,140
Essential Utilities	35,065		1,587,743

Description		Shares		Value ($)
Common Stocks - 98.0% (continued)
Utilities - 3.6% (continued)
Eversource Energy		48,435		4,238,547
Exelon		193,313		7,939,365
IDACORP		4,535		410,780
MDU Resources Group		28,140		701,812
NiSource		74,780		1,809,676
NRG Energy		65,635		2,149,546
OGE Energy		17,780		575,894
Pinnacle West Capital		27,400		2,242,690
PPL		330,724		9,399,176
Public Service Enterprise Group		29,385		1,712,558
The AES		70,645		1,443,984
UGI		17,795		631,367
Vistra Energy		169,611		3,168,333
WEC Energy Group		20,550		1,951,222
Xcel Energy		42,585		2,868,526
				98,994,142
Total Common Stocks (cost $1,437,838,261)				2,686,414,826

Exchange-Traded Funds - .8%
Registered Investment Companies - .8%
iShares Russell Mid-Cap Growth ETF		32,108	[b]	6,297,984
SPDR S&P MidCap 400 ETF Trust		36,725		14,535,020
Total Exchange-Traded Funds (cost $19,156,277)				20,833,004
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $33,092,067)	0.10	33,092,067	[d]	33,092,067

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $18,506,908)	0.10	18,506,908	[d]	18,506,908
Total Investments (cost $1,508,593,513)		100.7%		2,758,846,805
Liabilities, Less Cash and Receivables		(.7%)		(18,461,032)
Net Assets		100.0%		2,740,385,773

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $136,936,977 and the value of the collateral was $139,724,906, consisting of cash collateral of $18,506,908 and U.S. Government & Agency securities valued at $121,217,998.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,686,414,826	-	-	2,686,414,826
Exchange-Traded Funds	20,833,004	-	-	20,833,004
Investment Companies	51,598,975	-	-	51,598,975

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $1,250,253,292, consisting of $1,262,589,295 gross unrealized appreciation and $12,336,003 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.